Submission	Sep. 19, 2025
Submission [Line Items]
Central Index Key	0001074828
Registrant Name	USBC, INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	USBC, Inc.